Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	0	$ 0
Maximum shares subject to forfeiture	281,250		281,250
Federal depository insurance coverage	$ 250,000	$ 250,000